Share capital and reserves (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share capital and reserves
Schedule of share capital

Share capital as at June 30, 2023 and December 31, 2022 consisted from the following:

	2022	2022
	Number of shares	US$
Ordinary shares of $0 each	197,092,402	—
	197,092,402	—
Issued and fully paid
Balance at January 1, 2022	196,523,101	—
Balance at December 31, 2022	197,092,402	—

	2023	2023
	Number of shares	US$
Ordinary shares of $0 each	197,314,600	—
	197,314,600	—
Issued and fully paid
Balance at January 1, 2023	197,092,402	—
Balance at June 30, 2023	197,314,600	—

	2021	2021
	Number of shares	US$
Ordinary shares of $0 each	196,523,101	—
	196,523,101	—
Issued and fully paid
Balance at January 1, 2021	20,000	26,659
Balance at December 31, 2021	196,523,101	—

	2022	2022
	Number of shares	US$
Ordinary shares of $0 each	197,092,402	—
	197,092,402	—
Issued and fully paid
Balance at January 1, 2022	196,523,101	—
Balance at December 31, 2022	197,092,402	—